Derivatives and fair value measurements - Balance Sheet Location (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Derivative asset, current	$ 22,416	$ 18,941
Derivative liability, non-current	(420)	(592)
Total, net	21,996	18,349
Fuel pricing contracts
Derivative [Line Items]
Derivative asset, current	22,416	18,941
Interest rate swaps/ contracts
Derivative [Line Items]
Derivative liability, non-current	$ (420)	$ (592)